Cash and Investments - Fair Value Disclosures, Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Cash and Investments
Assets	$ 86,645.4	$ 74,054.0
Net asset value
Cash and Investments
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Equity volatility
Cash and Investments
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Discount rate
Cash and Investments
Percentage of reasonably possible increase in unobservable input, assets	0.50%
Long term growth rate
Cash and Investments
Percentage of reasonably possible increase in unobservable input, assets	0.25%
Limited partnerships and other - largest investment | Beverage manufacturing | Net asset value
Cash and Investments
Assets		299.5
Limited partnerships and other - largest investment | Industrials | Net asset value
Cash and Investments
Assets	$ 258.2	191.8
Limited partnerships and other - largest investment | Oil and gas extraction | Net asset value
Cash and Investments
Assets	252.1	$ 146.4
Limited partnerships and other - largest investment | Household appliance manufacturing | Net asset value
Cash and Investments
Assets	$ 192.0
Limited partnerships and other | Net asset value
Cash and Investments
Number of investments	47	51
Common stocks
Cash and Investments
Assets	$ 6,041.0	$ 5,135.1
Probability of weighted average valuation percentage	85.00%
Percentage of fair value on common shares Investments	15.00%
Discounted cash flow | Limited partnerships and other
Cash and Investments
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 178.9
Discounted cash flow | Private equity funds
Cash and Investments
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 4.9
Discounted cash flow | Private placement debt securities
Cash and Investments
Number of investments	12	10
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 11.3
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	26.5
Discounted cash flow | Private placement debt securities - largest investment
Cash and Investments
Assets	535.1	$ 438.6
Discounted cash flow | Private company preferred shares | Discount rate
Cash and Investments
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	258.0
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	212.1
Discounted cash flow | Private company preferred shares | Long term growth rate
Cash and Investments
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	80.4
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	73.2
Discounted cash flow | Private placement preferred shares | Credit spread
Cash and Investments
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	8.6
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 8.0
Market approach | Private placement debt securities
Cash and Investments
Number of investments	36	22
Market approach | Private placement debt securities - largest investment
Cash and Investments
Assets	$ 149.4	$ 111.5
Option pricing model | Warrants
Cash and Investments
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	25.5
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 26.0